UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices)          (Zip code)

Andrew R. McCarroll, Esq.
Southeastern Asset Management, Inc.
6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code:          (901) 761-2474

Date of fiscal year end:          December 31

Date of reporting period:          March 31, 2012

Item 1. — Schedule of Investments

Longleaf Partners Fund
Schedule of Investments
March 31, 2012
(Unaudited)

Common Stock

	Share Quantity	Market Value	% of Net Assets

Air Freight & Logistics

FedEx Corporation(b)	4,723,000	$434,327,080	4.9%

Capital Markets

The Bank of New York Mellon Corporation	17,879,895	431,441,866	4.9
Franklin Resources, Inc.	650,787	80,717,112	0.9

		512,158,978	5.8

Computers & Peripherals

Dell Inc.*(b)	30,878,000	512,574,800	5.8

Construction Materials

Cemex S.A.B. de C.V. ADS*	20,425,158	158,499,226	1.8
Vulcan Materials Company(a)	10,704,110	457,386,620	5.2

		615,885,846	7.0

Diversified Telecommunication Services

Level(3) Communications, Inc.*(a)	15,026,565	386,633,518	4.4

Hotels, Restaurants & Leisure

InterContinental Hotels Group PLC(a)	17,476,830	406,171,327	4.6
InterContinental Hotels Group PLC ADR(a)	1,317,435	30,590,841	0.3

		436,762,168	4.9

Industrial Conglomerates

Koninklijke Philips Electronics N.V.	16,789,000	340,352,365	3.9
Koninklijke Philips Electronics N.V. ADR	3,247,831	66,093,361	0.7

		406,445,726	4.6

Insurance

Aon Corporation(b)	10,442,812	512,324,357	5.8
Loews Corporation(b)	13,853,000	552,319,110	6.3
The Travelers Companies, Inc.(b)	7,438,400	440,353,280	5.0
Willis Group Holdings Public Limited Company	1,357,143	47,472,862	0.5

		1,552,469,609	17.6

Internet & Catalog Retail

Liberty Interactive Corporation — Series A*	16,873,000	322,105,570	3.6

Media

DIRECTV — Class A*	10,668,141	526,366,077	6.0
The Walt Disney Company(b)	10,027,000	438,982,060	5.0

		965,348,137	11.0

Oil, Gas & Consumable Fuels

Chesapeake Energy Corporation(b)	27,410,576	635,103,046	7.2
CONSOL Energy Inc.	2,395,300	81,679,730	0.9

		716,782,776	8.1

Pharmaceuticals

Abbott Laboratories	6,650,000	407,578,500	4.6

Total Common Stocks (Cost $6,160,771,883)		7,269,072,708	82.3

continued

Corporate Bonds
	Principal Amount	Market Value	% of Net Assets

Construction Materials

Cemex S.A.B. de C.V. ADS 3.25% Convertible Subordinated Notes due 3/15/16	204,109,000	$193,393,277	2.2%
Cemex S.A.B. de C.V. ADS 3.75% Convertible Subordinated Notes due 3/15/18	146,638,000	138,939,505	1.6

Total Corporate Bonds (Cost $312,630,762)		332,332,782	3.8

Options Purchased

	Share Equivalents

Computers & Peripherals

Dell Inc. Call, 12/14/15, with Deutsche Bank, Strike Price $7	12,500,000	129,187,500	1.5
Dell Inc. Call, 12/14/15, with Morgan Stanley, Strike Price $7	12,500,000	126,250,000	1.4

		255,437,500	2.9

Household Products

Colgate-Palmolive Company Call, 1/29/16, with J.P. Morgan, Strike Price $80	5,100,000	107,457,000	1.2

Total Options Purchased (Cost $274,350,086)		362,894,500	4.1

Short-Term Obligations

	Principal Amount

Repurchase Agreement with State Street Bank, 0.01% due 4/2/12, Repurchase price $375,356,313 (Collateral: $300,960,000 U.S. Treasury Bond, 3.12% due 2/15/40, Value $382,867,167)	375,356,000	375,356,000	4.2
U.S. Treasury Bills, 0.05% — 0.06% due 4/26/12 to 5/24/12	500,000,000	499,977,250	5.7

Total Short-Term Obligations (Cost $875,316,139)		875,333,250	9.9

Total Investments (Cost $7,623,068,870)		8,839,633,240	100.1

Other Assets and Liabilities, Net		(10,710,482)	(0.1)

Net Assets		$8,828,922,758	100.0%

Net asset value per share		$30.09

*	Non-income producing security.
(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).
(b)	A portion designated as collateral for options and swap contracts.

See footnotes on page 10.

Options Written

Share			Unrealized	% of
Equivalents		Market Value	Gain(Loss)	Net Assets

Colgate-Palmolive Company Put, 1/29/16, with J.P. Morgan, Strike Price $65	(5,100,000)	$(17,646,000)	$25,940,993	(0.2)%

Swap Contracts

		Contract Value

Construction Materials

Cemex Note Swap Contracts with Deutsche Bank due 3/15/16		48,476,738	50,939,573	0.5

		Cemex S.A.B.	Cemex S.A.B.
		de C.V. ADS	de C.V. ADS
		3.25% Convertible	3.75% Convertible
		Subordinated Notes	Subordinated Notes
Components of Cemex Note Swap Contracts		due 3/15/16	due 3/15/18	Total
Principal of underlying notes		$99,000,000	$70,000,000

Unrealized appreciation		30,825,958	18,075,525	$48,901,483

Accrued interest		1,778,675	1,451,134	3,229,809

Financing fee		(586,176)	(452,610)	(1,038,786)

Cost of interest rate moves if terminated before expiration		(86,298)	(66,635)	(152,933)

Unrealized gain		31,932,159	19,007,414	50,939,573

Purchased interest payable		(1,176,897)	(1,285,938)	(2,462,835)

Due from Deutsche Bank		$30,755,262	$17,721,476	$48,476,738

See footnotes on page 10.

Longleaf Partners Small-Cap Fund

Schedule of Investments
March 31, 2012
(Unaudited)

Common Stock

	Share Quantity	Market Value	% of Net Assets

Construction Materials

Martin Marietta Materials, Inc.	1,971,000	$168,776,730	5.2%
Texas Industries, Inc.*(a)	7,510,757	262,951,603	8.1

		431,728,333	13.3

Diversified Consumer Services

Service Corporation International(a)	17,451,523	196,504,149	6.0

Diversified Telecommunication Services

Level(3) Communications, Inc.*	4,953,733	127,459,550	3.9
tw telecom inc.*(a)	11,049,100	244,848,056	7.5

		372,307,606	11.4

Health Care Equipment & Supplies

Olympus Corporation*	1,453,100	23,770,658	0.7

Hotels, Restaurants & Leisure

DineEquity, Inc.*(a)	2,978,100	147,713,760	4.5
Vail Resorts, Inc.(a)	3,317,000	143,460,250	4.4
The Wendy’s Company(a)	27,857,000	139,563,570	4.3

		430,737,580	13.2

Insurance

Everest Re Group, Ltd.	1,335,000	123,514,200	3.8
Fairfax Financial Holdings Limited	351,372	141,820,496	4.4
Markel Corporation*	268,642	120,604,139	3.7
Willis Group Holdings Public Limited Company	3,398,000	118,862,040	3.6

		504,800,875	15.5

Media

Lamar Advertising Company — Class A*	6,129,500	198,657,095	6.1
The Madison Square Garden Company — Class A*	5,869,400	200,733,480	6.2
Scripps Networks Interactive, Inc. — Class A	2,759,000	134,335,710	4.1
The Washington Post Company — Class B	289,000	107,961,730	3.3

		641,688,015	19.7

Multiline Retail

Dillard’s, Inc. — Class A(a)(b)	2,526,000	159,188,520	4.9
Saks Incorporated*(a)	13,596,000	157,849,560	4.8

		317,038,080	9.7

Oil, Gas & Consumable Fuels

Quicksilver Resources Inc.*(a)	22,995,210	115,895,858	3.6

continued

Common Stock
	Share Quantity	Market Value	% of Net Assets

Real Estate Investment Trusts

Potlatch Corporation(a)	2,688,952	$84,271,756	2.6%

Total Common Stocks (Cost $2,728,337,209)		3,118,742,910	95.7

Short-Term Obligations

	Principal Amount

Repurchase Agreement with State Street Bank, 0.01% due 4/2/12, Repurchase price $134,761,112 (Collateral: $105,985,000 U.S. Treasury Bonds, 3.05% - 3.12% due 5/15/37 to 2/15/40, Value $137,462,702)	134,761,000	134,761,000	4.1

Total Investments (Cost $2,863,098,209)		3,253,503,910	99.8

Other Assets and Liabilities, Net		5,959,949	0.2

Net Assets		$3,259,463,859	100.0%

Net asset value per share		$27.73

*	Non-income producing security.
(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).
(b)	Designated as collateral for options.

Options Written

			Unrealized
	Share Equivalents	Market Value	Gain	% of Net Assets

Multiline Retail

Dillard’s, Inc. — Class A Call, 5/19/12, with Deutsche Bank, Strike Price $65	(2,526,000)	$(4,089,594)	$2,226,211	(0.1)%

See footnotes on page 10.

Longleaf Partners International Fund
Schedule of Investments
March 31, 2012
(Unaudited)

Common Stock

	Share Quantity	Market Value	% of Net Assets

Beverages

C&C Group plc	15,160,272	$77,844,526	4.7%

Construction & Engineering

ACS, Actividades de Construccion Y Servicios, S.A.	3,724,412	95,321,979	5.8
Ferrovial S.A.(c)	8,210,812	94,374,128	5.7
Hochtief AG	995,107	60,373,461	3.6

		250,069,568	15.1

Construction Materials

Cemex S.A.B. de C.V. ADS*	7,224,744	56,064,012	3.4
Lafarge S.A.	2,482,662	118,489,257	7.2

		174,553,269	10.6

Food & Staples Retailing

Carrefour S.A.	2,859,000	68,539,891	4.1

Health Care Equipment & Supplies

Olympus Corporation*	818,900	13,396,044	0.8

Hotels, Restaurants & Leisure

Accor S.A.(c)	1,925,049	68,730,660	4.1
Genting Berhad	10,182,000	36,028,360	2.2
Melco International Development Limited*	52,144,000	49,823,706	3.0

		154,582,726	9.3

Industrial Conglomerates

Koninklijke Philips Electronics N.V.(c)	4,034,167	81,782,017	4.9

Insurance

Fairfax Financial Holdings Limited	308,000	124,314,723	7.5
Willis Group Holdings Public Limited Company(c)	1,925,000	67,336,500	4.1

		191,651,223	11.6

Machinery

Ingersoll-Rand plc(c)	2,380,000	98,413,000	5.9

Metals & Mining

Manabi Holding S.A.*(a)(b)	91,000	78,564,737	4.7

Oil, Gas & Consumable Fuels

HRT Participacoes em Petroleo S.A.*	153,311	53,100,558	3.2

Real Estate Management & Development

Cheung Kong Holdings Limited(c)	7,303,000	94,325,695	5.7

Specialty Retail

Nitori Holdings Co., Ltd.(c)	671,500	60,684,064	3.7

Wireless Telecommunication Services

Vodafone Group plc ADR(c)	1,645,235	45,523,652	2.8

Total Common Stocks (Cost $1,489,177,220)		1,443,030,970	87.1

continued

Corporate Bonds
	Principal Amount	Market Value	% of Net Assets

Construction Materials

Cemex S.A.B. de C.V. ADS 3.25% Convertible Subordinated Notes due 3/15/16	43,120,000	$40,856,200	2.5%
Cemex S.A.B. de C.V. ADS 3.75% Convertible Subordinated Notes due 3/15/18	31,649,000	29,987,428	1.8

Total Corporate Bonds (Cost $66,950,884)		70,843,628	4.3

Options Purchased

	Share Equivalents

Computers & Peripherals

Dell Inc. Call, 8/15/16, with Bank of America Merrill Lynch, Strike Price $15.50	6,476,800	34,218,877	2.1

Household Products

Colgate-Palmolive Company Call, 1/29/16, with J.P. Morgan, Strike Price $80	1,200,000	25,284,000	1.5

Total Options Purchased (Cost $49,767,969)		59,502,877	3.6

Short-Term Obligations

	Principal Amount

Repurchase Agreement with State Street Bank, 0.01% due 4/2/12, Repurchase price $44,404,037 (Collateral: $35,605,000 U.S. Treasury Bond, 3.12% due 2/15/40, Value $42,295,008)	44,404,000	44,404,000	2.7
U.S. Treasury Bill, 0.07% due 6/21/12	50,000,000	49,993,400	3.0

Total Short-Term Obligations (Cost $94,398,375)		94,397,400	5.7

Total Investments (Cost $1,700,294,448)		1,667,774,875	100.7

Other Assets and Liabilities, Net		(10,950,426)	(0.7)

Net Assets		$1,656,824,449	100.0%

Net asset value per share		$13.27

*	Non-income producing security.
(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).

(b)	Illiquid. Board Valued.

(c)	A portion designated as collateral for options, forward currency and swap contracts.

See footnotes on page 10.

Options Written

	Share		Unrealized	% of
	Equivalents	Market Value	Gain(Loss)	Net Assets

Computers & Peripherals

Dell Inc. Put, 8/15/16, with Bank of America Merrill Lynch, Strike Price $15.50	(6,476,800)	$(22,341,074)	$6,674,990	(1.3)%

Hotels, Restaurants & Leisure

Accor S.A. Call, 4/20/12, with BNP Paribas, Strike Price €27	(1,000,000)	(1,193,668)	(47,322)	—

Household Products

Colgate-Palmolive Company Put, 1/29/16, with J.P. Morgan, Strike Price $65	(1,200,000)	(4,152,000)	6,101,349	(0.3)

Total Options Written		(27,686,742)	12,729,017	(1.6)

Forward Currency Contracts

	Currency
	Units Sold

Japanese Yen Forward with State Street Bank due 6/22/12	(4,900,000,000)	(59,246,205)	(161,654)	—

Swap Contracts

		Contract Value

Henderson Stub Swap Contracts with Deutsche Bank due 3/14/17		(2,152,166)	(2,152,166)	(0.1)

		Real Estate	Oil, Gas &
		Management &	Consumable
		Development	Fuels
		Henderson Land	The Hong Kong
		Development	and China
Components of Henderson Stub Swap Contracts		Company Limited	Gas Company	Total
Shares of underlying security		8,978,000	(11,671,400)

Unrealized appreciation(depreciation)		(2,288,455)	143,361	(2,145,094)

Financing fee		(6,861)	(211)	(7,072)

Unrealized gain(loss)		(2,295,316)	143,150	(2,152,166)

See footnotes on page 10.

Longleaf Partners Funds Trust
Notes to Schedules of Investments
March 31, 2012
(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2011 Annual Report previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net unrealized appreciation and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund
Unrealized Appreciation	$1,557,453,044	$698,256,544	$196,991,205
Unrealized Depreciation	(340,888,674)	(307,850,843)	(229,510,778)

Net Unrealized Appreciation (Depreciation)	$1,216,564,370	$390,405,701	$(32,519,573)

Cost for Federal Income Tax Purposes	$8,097,202,395	$2,865,016,910	$1,788,850,768

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended March 31, 2012.

		Shares(a) at	Market Value at
		March 31, 2012	March 31, 2012	December 31, 2011
Partners Fund
	InterContinental Hotels Group PLC	17,476,830	$406,171,327	$344,034,658
	InterContinental Hotels Group PLC ADR	1,317,435	30,590,841	23,949,098
	Level(3) Communications, Inc.*	15,026,565	386,633,518	162,754,618
	Level(3) Communications, Inc.
	15% Convertible Senior Notes due 1/15/13 (e)	–	–	115,696,688
	Vulcan Materials Company	10,704,110	457,386,620	421,206,728

			1,280,782,306	1,067,641,790

Small-Cap Fund
	Dillards, Inc. – Class A	2,526,000	159,188,520	123,617,472
	DineEquity, Inc.*	2,978,100	147,713,760	125,705,601
	Potlatch Corporation	2,688,952	84,271,756	83,653,297
	Quicksilver Resources Inc.*	22,995,210	115,895,858	116,371,530
	Saks Incorporated*	13,596,000	157,849,560	139,464,000
	Service Corporation International	17,451,523	196,504,149	185,858,720
	Texas Industries, Inc.*	7,510,757	262,951,603	231,181,100
	tw telecom, inc.*	11,049,100	244,848,056	216,088,938
	Vail Resorts, Inc.	3,317,000	143,460,250	140,508,120
	The Wendy’s Company	27,857,000	139,563,570	149,313,520

			1,652,247,082	1,511,762,298

International Fund
	Manabi Holding S.A.*	91,000	$78,564,737	$61,510,682

						Dividend or
		Purchases		Sales		Interest Income (c)
Partners Fund
	InterContinental Hotels Group PLC	$–		$37,678,010		$6,840,844
	InterContinental Hotels Group PLC ADR	–		308,519		494,038
	Level(3) Communications, Inc.*	102,536,060	(b)	–		–
	Level(3) Communications, Inc.	–		–		–
	15% Convertible Senior Notes due 1/15/13	–		102,536,060	(b)	3,045,066	(d)
	Vulcan Materials Company	–		–		107,041

		102,536,060		140,522,589		10,486,989

Small-Cap Fund
	Dillards, Inc. – Class A	–		14,213,653		126,300
	DineEquity, Inc.*	–		–		–
	Potlatch Corporation	–		–		833,575
	Quicksilver Resources Inc.*	26,996,142		–		–
	Saks Incorporated*	–		8,292,311		–
	Service Corporation International	–		–		872,576
	Texas Industries, Inc.*	–		–		–
	tw telecom, inc.*	–		2,298,991		–
	Vail Resorts, Inc.	–		–		621,938
	The Wendy’s Company	–		–		557,140

		26,996,142		24,804,955		3,011,529

International Fund

	Manabi Holding S.A.*	$–		$–		$–

*	- Non-income producing

(a)	- Common stock unless otherwise noted.

(b)	- Convertible notes exchanged for common stock.

(c)	- Dividend income unless otherwise noted.

(d)	- Interest income.

(e)	- Not an affiliate at the end of the period.

4. Fair Value for Financial Reporting
Statement of Financial Accounting Standards ASC 820 establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.
       Level 1 — quoted prices in active markets for identical investments
       Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
       Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ net assets as of March 31, 2012 follows:

	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks	$7,269,072,708	$–	$–	$7,269,072,708
Short-Term Obligations	875,333,250	–	–	875,333,250
Corporate Bonds	–	332,332,782	–	332,332,782
Options Purchased	–	362,894,500	–	362,894,500
Options Written	–	(17,646,000)	–	(17,646,000)
Swap Contracts	–	48,476,738	–	48,476,738

Total	$8,144,405,958	$726,058,020	$–	$8,870,463,978

Small-Cap Fund
Common Stocks	$3,118,742,910	$–	$–	$3,118,742,910
Short-Term Obligations	134,761,000	–	–	134,761,000
Options Written	–	(4,089,594)	–	(4,089,594)

Total	$3,253,503,910	$(4,089,594)	$–	$3,249,414,316

International Fund
Common Stocks	$1,364,466,233	$–	$78,564,737	$1,443,030,970
Short-Term Obligations	94,397,400	–	–	94,397,400
Corporate Bonds	–	70,843,628	–	70,843,628
Options Purchased	–	59,502,877	–	59,502,877
Options Written	–	(27,686,742)	–	(27,686,742)
Swap Contracts	–	(2,152,166)	–	(2,152,166)
Forward Currency Contracts	(161,654)	–	–	(161,654)

Total	$1,458,701,979	$100,507,597	$78,564,737	$1,637,774,313

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Funds value such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. There were no common stocks valued in this manner at December 31, 2011 or March 31, 2012.

For Level 3 securities, the Funds use valuation techniques to measure fair value that are consistent with the market approach. The market approach uses prices and other relevant information generated by market transactions involving comparable securities or related indices.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2012:

Level 3 Holdings	International Fund
Fair value beginning of year	$61,510,682
Unrealized gain	17,054,055
Fair value at March 31, 2012	$78,564,737

5. Derivatives Instruments
The Funds invested in options, swap and forward currency contracts which are included in each Fund’s Schedule of Investments.
Options
The Partners Fund held purchased call options on Dell, Inc. In 2010, the Fund sold a portion of the underlying equity position to pay for in-the-money options with extended maturities, securing additional exposure to the stock at low implied long-term interest rates. The maximum loss exposure is limited to the premium paid for the options. At March 31, 2012, the market value of the calls represented 2.9% of the Partners Fund’s net assets.
In 2011, both the Partners and International Funds wrote puts and purchased call options on Colgate-Palmolive, effectively creating a long position in five years if the stock sells below $65 (written put) or above $80 (purchased call). The options can be closed out prior to maturity. At March 31, 2012, the market value of the put/call combination represented 1.0% of the Partners and 1.2% of the International Funds’ net assets.
In 2011, the International Fund sold its position in Dell while writing puts and purchasing call options at the same strike price as the underlying security. The options provided exposure to Dell at an attractive financing rate while freeing up cash. At March 31, 2012, the put/call combination represented 0.8% of the Fund’s net assets.
During 2012, the Small-Cap Fund wrote covered call options on Dillard’s. Similarly, the International Fund wrote covered call options on Accor. The calls were written to create a method of exit for all or a portion of the underlying position for risk and/or portfolio management purposes. At March 31, 2012, these written options represented a negligible percentage of each Fund’s net assets.
Swap Contracts
In 2011, the Partners Fund entered into swap contracts for exposure to Cemex convertible bonds at a favorable long-term interest rate. At March 31, 2012, the swap contracts represented 0.5% of the Fund’s net assets.
In 2012, the International Fund entered into swap contracts for exposure to Henderson Land Development Company Limited common stock while shorting its implied embedded exposure to The Hong Kong and China Gas Company. At March 31, 2012, these swap contracts represented a negligible percentage of the Fund’s net assets.
Forward Currency Contracts
The International Fund executed limited currency hedges related to a specific holding. At March 31, 2012, less than 0.1% of the International Fund’s net assets were held in currency hedges.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	May 16, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 16, 2012

By	/s/ Julie M. Bishop
Julie M. Bishop
Mutual Fund CFO & Principal, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 16, 2012